Prepayment and Other Current Assets (Details) - Schedule of prepayment and other current assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of Prepayment and Other Current Assets [Abstract]
Prepaid input VAT	$ 3,023,964	$ 2,848,547
Prepaid expenses		51,301
Deposits and others	93,716	26,577
Total prepayment and other current assets	$ 3,117,680	$ 2,926,425